Document and Entity Information	Oct. 04, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 04, 2022
Entity Registrant Name	JUNIPER II CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41014
Entity Tax Identification Number	86-1434822
Entity Address, Address Line One	3790 El Camino Real #818
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	292-9660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838814
Capital Units Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, andone-halfof one redeemable warrant
Trading Symbol	JUN.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	JUN
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	JUN WS
Security Exchange Name	NYSE
Class A Common Stock Underlying Reedemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock underlying the redeemable warrants
Trading Symbol	JUN
Security Exchange Name	NYSE